Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Schedule of trade and receivables

	December 31,	December 31,
	2021	2020
Trade receivables	141,125	61,028
Taxes receivable	2,881	2,955
Other receivables	10,596	5,137
Total trade and other receivables	154,602	69,120